Basis for preparation, consolidation and accounting policies - Reclassifications of comparative information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	$ 863,470,000	$ 637,619,000	$ 821,930,000
Cost applicable to sales	(529,731,000)	(393,888,000)	(512,874,000)
Trade and other payables	259,641,000	196,140,000
Income tax payable	3,026,000	3,162,000
Royalties expenses	12,974,000	11,749,000	12,832,000
Accounts payable	262,678,000	198,882,000
Current liabilities	844,937,000	360,436,000
Non-current liabilities	1,178,343,000	819,324,000
Current liabilities
Trade and other payables	259,641,000	196,140,000
Provisions and contingent liabilities	81,039,000	51,816,000
Non-current liabilities
Provisions and contingent liabilities		249,596,000
Profit (loss) [abstract]
Finance income			4,125,000
Other, net	(29,260,000)	2,690,000	(11,090,000)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Trade and other payables		2,742,000
Current income tax expense	9,700,000	9,700,000	9,700,000	$ 9,700,000
Net cash and cash equivalents provided by (used in) operating activities	(197,510,000)	142,434,000	69,076,000
Previously stated
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Trade and other payables		179,956,000
Current liabilities
Trade and other payables		179,956,000
Provisions and contingent liabilities		68,000,000
Non-current liabilities
Provisions and contingent liabilities		252,338,000
Profit (loss) [abstract]
Finance income			9,675,000
Other, net			(14,715,000)
Reclassifications
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Trade and other payables		16,184,000
Current liabilities		16,184,000
Non-current liabilities		2,742,000
Dividends income			3,625,000
Current liabilities
Trade and other payables		16,184,000
Provisions and contingent liabilities		(16,184,000)
Non-current liabilities
Provisions and contingent liabilities		(2,742,000)
Profit (loss) [abstract]
Finance income			(3,625,000)
Other, net			3,625,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Trade and other payables		2,742,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	471,069,000	592,394,000	734,526,000
Cost applicable to sales	(1,252,710,000)	(666,456,000)	(692,721,000)
Trade and other payables	86,659,000	68,645,000
Income tax payable	7,407,000	42,029,000
Provision related to benefits to employees	13,851,000	17,311,000
Current liabilities	310,039,000	282,986,000
Non-current liabilities	2,441,036,000	1,706,066,000
Current liabilities
Trade and other payables	86,659,000	68,645,000
Provisions and contingent liabilities	141,728,000	101,786,000
Non-current liabilities
Provisions and contingent liabilities	2,393,956,000	1,660,603,000
Other accruals and liabilities	0	40,000
Profit (loss) [abstract]
Other, net	58,748,000	27,768,000	4,776,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Provisions	(5,029,000)	(982,000)	10,051,000
Trade and other payables	17,842,000	(3,706,000)	(8,231,000)
Other accruals and liabilities	(13,013,000)	20,753,000	21,282,000
Value added tax credit and other taxes	13,413,000	(6,439,000)	(16,491,000)
Current income tax expense	50,008,000	53,018,000	64,928,000
Net cash and cash equivalents provided by (used in) operating activities	13,163,000	195,855,000	272,396,000
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	4,199,448,000	2,538,593,000	2,890,066,000
Income tax payable		34,716,000
Royalties expenses	10,334,000	5,889,000	6,828,000
Accounts payable - Related entities	3,426,000	3,446,000
Other capital contributions	11,700,000	11,500,000	$ 10,100,000
Accounts payable	$ 15,100,000	$ 12,400,000